Note 3. Summary of Significant Accounting Policies: Segment Reporting (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Policies
Segment Reporting	Segment Reporting The Company’s business currently operates in one segment.	Segment Reporting The Company’s business currently operates in one segment.